Income taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income tax [abstract]
Significant components of income tax expense [Table Text Block]
Significant components of income tax expense
Full year
(in USD million) 2021 2020 2019
Current income tax expense in respect of

current year
(21,271) (1,115) (7,892)
Prior period adjustments (28) 313 69
Current income tax expense (21,299) (802) (7,822)
Origination and reversal of temporary differences (1,778) (648) 410
Recognition of previously unrecognised deferred

tax assets
126 130 0
Change in tax regulations 4 (12) (6)
Prior period adjustments (60) 94 (23)
Deferred tax income/(expense) (1,708) (435) 381
Income tax (23,007) (1,237) (7,441)

Reconciliation of statutory tax rate to effective tax rate [Table Text Block]
Reconciliation of statutory tax rate to effective

tax rate
Full year
(in USD million)
2021 2020 2019
Income/(loss) before tax 31,583 (4,259) 9,292
Calculated income tax at statutory rate 1) (7,053) 1,445 (2,284)
Calculated Norwegian Petroleum tax 2) (17,619) (2,126) (5,499)
Tax effect uplift
3)
914 1,006 632
Tax effect of permanent differences regarding divestments 90 (9) 380
Tax effect of permanent differences caused by functional currency different from tax currency 150 (198) 8
Tax effect of other permanent differences 228 450 395
Recognition of previously unrecognised deferred tax

assets
126 130 0
Change in unrecognised deferred tax assets 619 (1,685) (974)
Change in tax regulations 4 (12) (6)
Prior period adjustments (88) 408 47
Other items including foreign currency effects (378) (647) (139)
Income tax (23,007) (1,237) (7,441)
Effective tax rate 72.8% -29.0% 80.1%
The weighted average of statutory tax rates was 22.3 % in 2021, 33.9 % in 2020 and 24.6 % in 2019. The rates are influenced by earnings composition between tax regimes with lower statutory tax rates and tax regimes with higher statutory tax rates.
2)

The Norwegian petroleum tax rate is
56
%.

3)

When computing the petroleum tax of
56
% on income from the Norwegian continental shelf, an additional tax-free allowance,

or
uplift, is granted on the basis of the original capitalised cost of offshore production installations. Normally, a 5.2 % uplift may be deducted from taxable income for a period of four years starting in the year in which the capital expenditure is incurred. For 2020
and 2021 temporary rules allow direct deduction of the whole uplift at a rate of 24 % in the year the capital expenditure is incurred.
For investments made in 2019 the uplift is calculated at a rate of 5.2 % per year, while the rate is 5.3 % per year for investments made in 2018 and 7.5
% per year for investments under the transitional rules from 2013. Unused uplift may be carried forward
indefinitely. At year-end 2021 and 2020, unrecognised uplift credits amounted to USD 272 million and USD
836

million,
respectively.

Deferred tax assets and liabilities [text block]
Deferred tax assets and liabilities comprise
(in USD million)
Tax losses
carried
forward
Property,
plant and
equipment
and
intangible
assets 1)
Asset
retirement
obligations 1)
Lease
liabilities Pensions Derivatives Other Total
Deferred tax at 31 December 2021
Deferred tax assets 5,162 719 11,256 1,506 804 21 2,015 21,484
Deferred tax liabilities 0 (27,136) 0 0 (21) (1,453) (530) (29,140)
Net asset/(liability) at 31 December
2021 5,162 (26,417) 11,256 1,506 783 (1,432) 1,485 (7,655)
Deferred tax at 31 December 2020
Deferred tax assets 4,676 826 12,967 1,869 787 30 1,811 22,966
Deferred tax liabilities 0 (28,290) 0 (4) (11) (236) (676) (29,217)
Net asset/(liability) at 31 December
2020 4,676 (27,464) 12,967 1,865 777 (206) 1,135 (6,250)
Restated 2020 figures due to a policy change affecting ARO calculation, see note 2 Significant accounting policies. The net
deferred tax liability in Property, plant and equipment and intangible assets has increased by USD 1.762 billion and the net
deferred tax asset in Asset retirement obligations has increased by USD 1.762 billion.

Changes in net deferred tax liability during the year [Table Text Block]
Changes in net deferred tax liability during

the year were as follows:
(in USD million) 2021 2020 2019
Net deferred tax liability at 1 January 6,250 5,530 5,367
Charged/(credited) to the Consolidated statement of

income
1,708 435 (381)
Charged/(credited) to Other comprehensive income 35 (19) 98
Foreign currency translation effects and other effects (337) 304 446
Net deferred tax liability at 31 December 7,655 6,250 5,530

Disclosure of Net deferred tax assets and liabilities [Table Text Block]	At 31 December (in USD million) 2021 2020 Deferred tax assets 6,259 4,974 Deferred tax liabilities 14,037 11,224 Deferred tax assets reported in Assets classified as held for sale 122 0
Disclosure of unrecognised deferred tax assets [Table Text Block]
Unrecognised deferred tax assets
At 31 December
2021 2020
(in USD million)
Basis Tax Basis Tax
Deductible temporary differences 2,900 1,203 2,866 1,204
Unused tax credits 0 264 0 212
Tax losses carried forward 20,552 5,047 23,434 5,677
Total unrecognised deferred tax assets 23,452 6,514 26,300 7,093